Leases - Balance sheet impact (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets - Finance leases
Right-of-use assets	$ 302,732	$ 302,732
Less: Accumulated provision for depreciation	(278,586)	(272,876)
Total finance lease assets	24,146	29,856
Lease liabilities - Finance leases
Obligations under finance leases	43,586	52,937
Long-term debt and finance leases due within one year	9,351	8,398
Total finance lease liabilities	52,937	61,335
Right-of-use assets - Operating leases
Electric plant in service, net	6,587	3,326
Total operating lease assets	6,587	3,326
Lease liabilities - Operating leases
Capitalization - Other	5,152	2,256
Other current liabilities	1,529	1,164
Total operating lease liabilities	$ 6,681	$ 3,420
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets	Right-of-use assets
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	In service	In service
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Obligation under Rocky Mountain transactions	Obligation under Rocky Mountain transactions
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities